Provisions (Non-Current and Current) - Disclosure of Provision Related to Investment (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Total provisions	€ 11,636	€ 12,546	€ 13,411
Less current portion	(2,352)	(3,114)
Non-current portion	9,284	9,432
Provision for legal claims [member]
Disclosure of other provisions [line items]
Total provisions	7,432	8,626	9,403
Provision for tax claims [member]
Disclosure of other provisions [line items]
Total provisions	489	64	229
Provision for warranties [member]
Disclosure of other provisions [line items]
Total provisions	2,352	3,114	2,839
Termination indemnities for sales agents [member]
Disclosure of other provisions [line items]
Total provisions	861	€ 742	€ 940
Other provisions [member]
Disclosure of other provisions [line items]
Total provisions	€ 502